Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 17 - STOCK-BASED COMPENSATION

The Corporation established in 2002 a Stock Option and Incentive Plan (the “2002 Plan”) which permitted the awarding of stock options and/or stock appreciation rights to directors, managerial and other key employees of the Corporation.  The 2002 Plan, which provided for the issuance of up to 190,951 shares, expired in March 2012.

At the 2012 Annual Stockholders Meeting, the stockholders of the Corporation adopted the Croghan Bancshares, Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which permits the Corporation to award stock options, stock appreciation rights, restricted stock, and other stock-based and performance-based awards to directors, employees, and other eligible participants.  A total of 162,082 shares are available for issuance pursuant to the 2012 Plan.

The Corporation issued 28,869 options during 2011 at an exercise price of $24.99 under the 2002 plan.  Following is a summary of activity for stock options for the years ended December 31, 2012, 2011, and 2010:

	2013	2012	2011

Outstanding, beginning of year	28,869	28,869	0
Granted	0	0	28,869
Exercised	0	0	0
Forfeited	(1,375)	0	0

Outstanding, end of year	27,494	28,869	28,869

The options vest over a three-year period on the anniversary date of issuance.  At December 31, 2013, 18,329 options were exercisable with a weighted average remaining contractual term of 6 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model.  Following are assumptions used in calculating the fair value of the options issued in 2011:

Weighted-average fair value of options granted	$3.62

Average dividend yield	5.00%

Expected volatility	25.00%

Risk-free interest rate	2.85%

Expected term (in years)	8

Compensation expense related to issued stock options amounted to $30,000 in 2013 and $57,000 in 2012.  As of December 31, 2013, there is $11,000 of unrecognized compensation expense expected to be recognized over a period of four months.

Restricted stock awards may also be issued under the 2012 Plan.  A summary of restricted stock activity for 2013 and 2012 is as follows:

	2013		2012

	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value

Nonvested at beginning of the year	5,250	$31.21	0	$0
Granted	0	0	5,250	31.21
Vested	1,050	0	0	0
Forfeited	(400)	31.21	0	0

Nonvested at end of year	3,800	$31.21	5,250	$31.21

Compensation expense relating to restricted stock is recognized over the vesting period based on the market value of the shares on the issue date amounting to $29,000 in 2013 and $23,000 in 2012.   As of December 31, 2013, there was $101,000 of total unrecognized compensation cost related to unvested restricted stock awards.  The cost is expected to be recognized over a weighted average period of 3.3 years.  Restricted stock awards vest over a five year period.